1(415) 856-7007

davidhearth@paulhastings.com

April 9, 2015	92937.00002

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TCW Alternative Funds (formerly, TCW Liquid Alternatives Trust)

File Nos. 333-201676 and 811-23025

Pre-Effective Amendment No. 3 to Registration Statement on Form N-1A

Ladies and Gentlemen:

We are counsel to the TCW Alternative Funds (formerly, TCW Liquid Alternatives Trust) (the “Trust”) and hereby submit for filing the enclosed Pre-Effective Amendment No. 3 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A filed with the Securities and Exchange Commission (the “SEC”) on January 23, 2015, as amended by Pre-Effective Amendment No. 2 thereto filed with the SEC on April 6, 2015 (as amended by Pre-Effective Amendment No. 2, the “Registration Statement”).

The purpose of the Amendment is to include as an exhibit to the Registration Statement the consent of Cohen Fund Audit Services, Ltd., the independent registered public accounting firm for RiverPark/Gargoyle Hedged Value Fund, a series of RiverPark Funds Trust and the predecessor fund to TCW/Gargoyle Hedged Value Fund, a series of the Trust, as requested by the staff of the SEC via oral communication on April 8, 2015. A separate letter has been filed by Edgar correspondence responding to the comments received via such oral communication.

Please contact the undersigned at (415) 856-7007 with comments and questions.

Very truly yours,

/s/ David A. Hearth

David A. Hearth

for PAUL HASTINGS LLP

cc: TCW

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